Income from operations - Employees (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income from operations - Text Details (Detail) [Line Items]
Average number of employees	74,888	115,392	113,572
Philips Group [Member]
Income from operations - Text Details (Detail) [Line Items]
Average number of employees	74,888	115,392	113,572
Continuing operations [member]
Income from operations - Text Details (Detail) [Line Items]
Average number of employees	74,888	71,895	69,602
Continuing operations [member] | Employees [Member]
Income from operations - Text Details (Detail) [Line Items]
Average number of employees	67,649	63,798	61,552
Continuing operations [member] | Other [Member]
Income from operations - Text Details (Detail) [Line Items]
Average number of employees	26,175	26,314	24,565
Continuing operations [member] | Philips Group [Member]
Income from operations - Text Details (Detail) [Line Items]
Average number of employees	74,888	71,895	69,602
Continuing operations [member] | Production [Member]
Income from operations - Text Details (Detail) [Line Items]
Average number of employees	30,774	27,697	27,899
Continuing operations [member] | Research & development [Member]
Income from operations - Text Details (Detail) [Line Items]
Average number of employees	10,700	9,787	9,087
Continuing operations [member] | 3rd party workers [Member]
Income from operations - Text Details (Detail) [Line Items]
Average number of employees	7,239	8,098	8,050
Discontinued operations [member]
Income from operations - Text Details (Detail) [Line Items]
Average number of employees		43,497	43,971
Discontinued operations [member] | Philips Group [Member]
Income from operations - Text Details (Detail) [Line Items]
Average number of employees		43,497	43,971